Inventories (Details) - Schedule of finished goods from manufactures - USD ($)	Jun. 30, 2022	Dec. 31, 2021
Schedule of Finished Goods from Manufactures [Abstract]
Finished goods	$ 3,565,417	$ 22,433,140